DISAGGREGATION OF REVENUE AND GEOGRAPHIC INFORMATION - Schedule of revenue by channel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 439,927	$ 498,286	$ 743,155
DOOH [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	94,852	69,679
CTV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	62,117	43,641
Web [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	190,872	220,606
Search [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	90,997	162,738
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 1,089	$ 1,622